Revenue - Additional Information (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from nonmonetary transactions	₽ 50,804	₽ 51,254	₽ 47,257
Revenue recognised Included in contract with customer	1,901,767	1,369,370
revenue from performance obligations satisfied	₽ 7,208	₽ 5,259